FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [ ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  1277 Treat Boulevard

                Suite 200

                Walnut Creek, CA  94597

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  August 13, 2004



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  59


Form 13F Information Table Value Total:  192.542
                                        (thousands)



List of Other Included Managers:


NONE












                        FORM 13F INFORMATION TABLE

                    Title of          Value               Other
Name of Issuer       Class    Cusip  (x$1000) Shares Disc Mgrs  Voting
Hdlanalysis.com     Common  02126104  $0      215000 Sole None  Sole
Berkshire Hathaway  Common  84990175  $445    5      Sole None  Sole
Auto Data Process   Common  53015103  $4427   105712 Sole None  Sole
Baxter Intl         Common  71813109  $4970   144017 Sole None  Sole
Berkshire Hathaway  Common  84670207  $7089   2399   Sole None  Sole
BWC Financial       Common  56042104  $410    18840  Sole None  Sole
Citigroup Inc.      Common  172967BH3 $241    5177   Sole None  Sole
Caladonia Mining    Common  12932K103 $1.50   10000  Sole None  Sole
Cendant             Common  151313103 $4345   177516 Sole None  Sole
Comp Thermal Imgin  Common  20557C108 $1.20   10000  Sole None  Sole
Cisco Systems Inc.  Common  17275R102 $1086   45811  Sole None  Sole
Chevrontexaco Corp  Common  166764100 $5209   55347  Sole None  Sole
Walt Disney         Pref    254687304 $2410   96010  Sole None  Sole
Walt Disney         Common  254687106 $4705   184601 Sole None  Sole
Barclays Glbl Inv   ETF     464287234 $8957   55417  Sole None  Sole
Barclays Glbl Inv   ETF     464287465 $7362   51482  Sole None  Sole
Barclays Glbl Inv   ETF     464286848 $9073   854377 Sole None  Sole
Barclays Glbl Inv   ETF     464286608 $287    4570   Sole None  Sole
General Electric    Common  369604103 $4586   141540 Sole None  Sole
Home Depot          Common  437076102 $4179   118724 Sole None  Sole
General Motors      Pref    370442766 $3268   132040 Sole None  Sole
"H&R Block, Inc."   Common  93671105  $4067   85294  Sole None  Sole
Intl. Bus Machines  Common  459200101 $465    5276   Sole None  Sole
Barclays Glbl Inv   ETF     464287564 $531    4825   Sole None  Sole
Barclays Glbl Inv   ETF     464287507 $2972   24439  Sole None  Sole
Barclays Glbl Inv   ETF     464287705 $8586   73601  Sole None  Sole
Barclays Glbl Inv   ETF     464287606 $1647   13200  Sole None  Sole
Barclays Glbl Inv   ETF     464287804 $10568  71792  Sole None  Sole
Barclays Glbl Inv   ETF     464287879 $17902  163188 Sole None  Sole
Intel Corp.         Common  458140100 $3214   116452 Sole None  Sole
Barclays Glbl Inv   ETF     464287408 $1221   21320  Sole None  Sole
Barclays Glbl Inv   ETF     464287200 $771    6726   Sole None  Sole
Barclays Glbl Inv   ETF     464287614 $480    10025  Sole None  Sole
Johnson and Johnson Common  478160104 $235    4216   Sole None  Sole
Janus Capital Group Common  47102X105 $3838   232775 Sole None  Sole
Coca Cola           Common  191216100 $4440   87953  Sole None  Sole
Lib Media Series    Common  530718105 $3357   373397 Sole None  Sole
Lib Media Series    Common  530719103 $687    18509  Sole None  Sole
Lab Corp of America Common  50540R409 $4743   119470 Sole None  Sole
Mattel Inc.         Common  577081102 $4095   224370 Sole None  Sole
McKesson hboc Inc.  Common  58155Q103 $4241   123536 Sole None  Sole
Microsoft           Common  594918104 $5075   177707 Sole None  Sole
Nevada Pac Gold     Common  641398102 $78     100000 Sole None  Sole
Office Depot Inc.   Common  676220106 $4450   248480 Sole None  Sole
Oracle Systems Corp Common  68389X105 $298    24954  Sole None  Sole
Pfizer Inc.         Common  717081103 $4295   125299 Sole None  Sole
Qualcomm            Common  747525103 $214    2938   Sole None  Sole
NASDAQ              Common  631100104 $393    10428  Sole None  Sole
Aramarck            Common  038521100 $3881   134934 Sole None  Sole
Sears               Common  812387108 $4250   112560 Sole None  Sole
Charles Schwab      Common  808513105 $220    22933  Sole None  Sole
Barclays Glbl Inv   Common  464287457 $655    8020   Sole None  Sole
Sun Microsystems    Common  866810104 $133    30704  Sole None  Sole
Time Warner Inc.    Common  887317105 $4496   255759 Sole None  Sole
United Sec Bancshrs Common  911460103 $628    30000  Sole None  Sole
US Bancorp Del      Common  902973304 $1214   44056  Sole None  Sole
Viacom              Common  925524308 $3873   108439 Sole None  Sole
Wells Fargo         Common  94976Y207 $2590   102760 Sole None  Sole
Yum Brands          Common  988498101 $4687   125940 Sole None  Sole